UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Rothschild Larch Lane Alternatives Fund

SEMI-ANNUAL REPORT	APRIL 30, 2015

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-RLL-FUND (1-844-755-3863); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

Dear Shareholders,

On behalf of the Rothschild Larch Lane Management Company, we are pleased to provide you with the Rothschild Larch Lane Alternatives Fund semi-annual report for the period ended April 30, 2015.

For the six months ended April 30th, 2015, the Fund had net returns of 8.89% (Institutional share class) and 8.80% (Investor share class). This compares with Fund benchmark returns of 1.84% (HFRX Global Hedge Fund Index) and 5.09% (MSCI World TR Net Index).

By employing a disciplined allocation approach across multiple hedge fund managers and investment styles, The Fund seeks to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund’s opportunity set is comprised of diversified exposures among liquid asset classes that include equities, bonds, currencies, and commodities, short to long term trading time horizons and investment approaches. A risk-balanced allocation process combines investment strategies efficiently that seek opportunities regardless of market environments. The Fund met its objective during this period, realizing positive returns, with low monthly correlations to stock and bond markets. Each of the Fund’s sub-advisors was profitable during the period.

Sources of return included global bonds, as interest rates fell in many developed country markets, short positions in foreign currencies relative to the U.S. Dollar, and short positions in energy-related commodities. The Fund also benefited from long positions in equities, with a particularly bullish view on European stocks, which benefited from the expected impact of European Central Bank stimulus.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

Sector Weightings†

	Long	Short	Net
Short-Term Investment	48.9%	0.0%	48.9%
Foreign Common Stock	13.6	(2.2)	11.4
Information Technology	4.9	(2.8)	2.1
Consumer Discretionary	5.9	(4.3)	1.6
Energy	2.6	(1.3)	1.3
Materials	2.0	(0.7)	1.3
Registered Investment Companies	0.8	0.0	0.8
Telecommunication Services	0.7	0.0	0.7
Consumer Staples	1.1	(0.4)	0.7
Health Care	1.9	(1.5)	0.4
Utilities	0.6	(0.2)	0.4
Industrials	2.1	(2.0)	0.1
Written Options	0.0	(0.9)	(0.9)
Financials	1.9	(3.2)	(1.3)

Total			67.5
Other Assets and Liabilities, Net			32.5

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 23.7%
	Shares	Value
UNITED STATES — 23.7%
Consumer Discretionary — 5.9%
Abercrombie & Fitch, Cl A	500	$11,240
American Eagle Outfitters	13,900	221,149
Apollo Education Group, Cl A*	1,381	23,180
Bed Bath & Beyond*	575	40,515
Best Buy	2,822	97,782
Bloomin’ Brands	3,000	67,980
Brinker International	1,200	66,444
Brunswick	1,100	55,044
Burlington Stores*	400	20,628
CarMax*	2,200	149,842

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary — continued
Carnival	500	$21,985
Cheesecake Factory	700	35,091
Cinemark Holdings	400	17,052
Coach	333	12,724
Comcast, Cl A	559	32,288
Cooper Tire & Rubber	2,600	110,474
Cracker Barrel Old Country Store	200	26,496
Dick’s Sporting Goods	200	10,852
Domino’s Pizza	600	64,710
Expedia	89	8,386
Fossil Group*	73	6,130
GameStop, Cl A	4,035	155,509
Gannett	1,670	57,314
Gap	1,197	47,449
Genuine Parts	100	8,985
GoPro, Cl A*	1,200	60,096
Graham Holdings, Cl B	136	139,119
Hanesbrands	6,600	205,128
Home Depot	300	32,094
HomeAway*	1,100	30,745
Iconix Brand Group*	900	23,679
Jack in the Box	1,600	138,832
Kate Spade*	3,100	101,370
Kohl’s	1,321	94,650
Leggett & Platt	1,100	46,717
Macy’s	1,018	65,793
Madison Square Garden, Cl A*	1,000	80,300
Marriott International, Cl A	798	63,880
News, Cl A*	6,600	104,148
Pier 1 Imports	100	1,265
Polaris Industries	100	13,696

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary — continued
PulteGroup	12,316	$237,699
Royal Caribbean Cruises	1,100	74,866
Scripps Networks Interactive, Cl A	836	58,403
Skechers U.S.A., Cl A*	2,200	197,824
Staples	16,892	275,677
Starz*	700	27,531
Tiffany	700	61,236
Time Warner	1,000	84,410
TJX	700	45,178
Twenty-First Century Fox ADR, Cl A	181	6,169
Vail Resorts	200	19,842
Viacom, Cl B	560	38,892
Wyndham Worldwide	100	8,540
Wynn Resorts	200	22,214

		3,729,242

Consumer Staples — 1.1%
Altria Group	400	20,020
Archer-Daniels-Midland	2,290	111,935
Hershey	400	36,768
Ingredion	500	39,700
Lorillard	832	58,123
McCormick	600	45,180
Mead Johnson Nutrition, Cl A	1,200	115,104
Molson Coors Brewing, Cl B	559	41,092
Pilgrim’s Pride	4,000	98,800
Pinnacle Foods	600	24,330
Tyson Foods, Cl A	291	11,495
United Natural Foods*	700	47,222
WhiteWave Foods, Cl A*	1,200	52,764

		702,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Energy — 2.6%
Atwood Oceanics	1,900	$63,422
Basic Energy Services*	3,700	37,703
Cameron International*	1,100	60,302
Carrizo Oil & Gas*	3,400	189,482
Delek US Holdings	2,700	99,684
Diamondback Energy*	900	74,313
Dril-Quip*	500	39,860
Kinder Morgan	300	12,885
National Oilwell Varco	394	21,438
Newfield Exploration*	7,600	298,224
Oil States International*	100	4,759
Patterson-UTI Energy	3,500	78,225
RSP Permian*	4,800	139,296
Targa Resources	1,300	136,461
Tesoro	1,000	85,830
Valero Energy	1,486	84,553
Western Refining	3,000	132,150
Williams	1,700	87,023

		1,645,610

Financials — 1.9%
American International Group	120	6,755
Arthur J Gallagher	1,100	52,613
Assurant	658	40,441
AvalonBay Communities‡	500	82,170
Capital One Financial	120	9,702
CBRE Group, Cl A*	1,700	65,178
Comerica	1,400	66,374
Discover Financial Services	577	33,449
Franklin Resources	1,000	51,560
Goldman Sachs Group	33	6,482

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Financials — continued
Home Properties‡	500	$36,780
Host Hotels & Resorts‡	1,500	30,210
Iron Mountain‡	2,400	82,776
Janus Capital Group	2,000	35,800
Jones Lang LaSalle	200	33,212
KeyCorp	4,800	69,360
M&T Bank	200	23,934
MetLife	20	1,026
Moody’s	700	75,264
NASDAQ OMX Group	300	14,589
New Residential Investment‡	2,600	44,304
NorthStar Asset Management Group	1,700	35,751
Principal Financial Group	22	1,124
Radian Group	1,900	33,934
Realogy Holdings*	1,000	47,410
Signature Bank NY*	500	67,045
T Rowe Price Group	100	8,118
Torchmark	453	25,418
WisdomTree Investments	6,400	121,856

		1,202,635

Health Care — 1.9%
Akorn*	100	4,164
Align Technology*	500	29,420
Anthem	898	135,535
Community Health Systems*	2,000	107,360
CR Bard	350	58,303
Edwards Lifesciences*	2,385	302,060
Eli Lilly	642	46,141
Gilead Sciences	275	27,640
Humana	586	97,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Incyte*	100	$9,716
Johnson & Johnson	866	85,907
Medidata Solutions*	500	26,715
Medtronic	717	53,381
Pacira Pharmaceuticals*	2,700	184,896
Pfizer	1,368	46,416

		1,214,696

Industrials — 2.1%
Allison Transmission Holdings	1,200	36,816
Avis Budget Group*	3,500	189,490
Caterpillar	704	61,164
Cintas	700	55,965
Danaher	100	8,188
Dover	742	56,184
Expeditors International of Washington	1,100	50,413
Flowserve	2,800	163,884
Kansas City Southern	500	51,245
L-3 Communications Holdings, Cl 3	590	67,797
Masco	1,100	29,139
Old Dominion Freight Line*	800	56,904
Pitney Bowes	1,400	31,318
Republic Services, Cl A	800	32,504
Robert Half International	4,500	249,525
Southwest Airlines	2,390	96,938
Valmont Industries	200	25,204
Verisk Analytics, Cl A*	600	45,024

		1,307,702

Information Technology — 4.9%
Adobe Systems*	200	15,212
Apple	1,159	145,049

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
Broadcom, Cl A	2,200	$97,251
Cisco Systems	2,715	78,274
Computer Sciences	1,237	79,725
Corning	3,163	66,202
Cypress Semiconductor	3,500	46,620
Electronic Arts*	464	26,954
EMC	1,103	29,682
Endurance International Group Holdings*	1,900	34,846
F5 Networks*	1,300	158,626
Fidelity National Information Services	100	6,249
Harris	656	52,637
Hewlett-Packard	2,849	93,931
Infinera*	3,400	63,920
Integrated Device Technology*	10,300	187,357
Intel	3,198	104,095
InterDigital	600	32,832
International Business Machines	1,923	329,391
KLA-Tencor	575	33,810
Lam Research	427	32,273
Linear Technology	83	3,829
Microchip Technology	806	38,410
Micron Technology*	14,301	402,287
Microsoft	2,329	113,282
Mobileye*	2,100	94,206
NetApp	166	6,017
NetSuite*	300	28,671
NVIDIA	2,796	62,057
Oracle	1,327	57,884
Palo Alto Networks*	200	29,544
Proofpoint*	500	26,990

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
Qlik Technologies*	900	$31,311
QUALCOMM	815	55,420
SanDisk	588	39,361
ServiceNow*	200	14,972
Texas Instruments	406	22,009
Total System Services	368	14,558
VeriSign*	1,031	65,479
Western Digital	790	77,215
Western Union	4,926	99,899
Xerox	6,463	74,324
Xilinx	457	19,815
Yahoo!*	186	7,917

		3,100,393

Materials — 2.0%
Alcoa	22,000	295,240
Ashland	500	63,180
Axiall	200	8,160
Berry Plastics Group*	600	20,532
Century Aluminum*	15,000	193,350
CF Industries Holdings	30	8,624
Eagle Materials	600	50,034
Graphic Packaging Holding	15,400	217,140
International Flavors & Fragrances	300	34,425
Platform Specialty Products*	2,300	61,962
Royal Gold	1,500	96,795
Sealed Air	2,000	91,200
Sigma-Aldrich	700	97,244
Steel Dynamics	2,500	55,325

		1,293,211

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Telecommunication Services — 0.7%
AT&T	2,221	$76,935
Frontier Communications	39,100	268,226
Level 3 Communications*	2,200	123,068
Windstream Holdings	—	4

		468,233

Utilities — 0.6%
CMS Energy	1,900	64,467
ITC Holdings	1,100	39,600
OGE Energy	5,300	173,204
Pepco Holdings	2,896	75,238

		352,509

TOTAL COMMON STOCK (Cost $14,836,164)		15,016,764

FOREIGN COMMON STOCK — 13.6%
ARGENTINA — 0.3%
MercadoLibre	1,300	185,029

AUSTRALIA — 0.7%
AMP	412	2,100
Asciano	234	1,224
Australia & New Zealand Banking Group	2,072	55,733
BHP Billiton	350	8,855
Brambles	118	1,011
CIMIC Group	122	2,036
Cochlear	119	7,876
Commonwealth Bank of Australia	15	1,055
Computershare	104	1,013
Fortescue Metals Group	12,503	21,470
GPT Group‡	299	1,058
Insurance Australia Group	11,621	53,430

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Lend Lease Group	4,339	$55,111
Macquarie Group	19	1,172
Mirvac Group‡	1,320	2,100
National Australia Bank	36	1,047
Origin Energy	229	2,309
Sonic Healthcare	148	2,327
Stockland‡	302	1,061
Suncorp Group	105	1,090
Telstra	35,802	176,508
Toll Holdings	1,196	8,499
Westpac Banking	70	2,020
Woodside Petroleum	271	7,517
WorleyParsons	1,247	11,299

		428,921

BELGIUM — 0.2%
Delhaize Group	1,854	150,074
Umicore	104	5,181

		155,255

BERMUDA — 0.5%
Everest Re Group	300	53,673
RenaissanceRe Holdings	700	71,743
Seadrill	14,600	191,114

		316,530

CANADA — 2.4%
Agnico Eagle Mines	6,400	193,920
Bank of Montreal	1,941	126,804
Bank of Nova Scotia	4,656	256,746
Brookfield Asset Management, Cl A	1,324	71,297
Canadian Imperial Bank of Commerce	2,234	179,387

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
CANADA — continued
Canadian Solar*	4,800	$169,920
Encana	1,800	25,578
lululemon athletica*	1,400	89,096
Magna International	6,056	305,184
Magna International	600	30,258
National Bank of Canada	59	2,384
Power Corp of Canada	172	4,726
Royal Bank of Canada	343	22,775
Shaw Communications, Cl B	479	10,950
Toronto-Dominion Bank	331	15,281

		1,504,306

CAYMAN ISLANDS — 0.1%
Bitauto Holdings ADR*	1,500	89,220

CHINA — 0.3%
Autohome ADR*	1,800	91,872
China Construction Bank, Cl H	58,000	56,499
Industrial & Commercial Bank of China, Cl H	78,000	67,830

		216,201

DENMARK — 0.1%
Vestas Wind Systems	1,421	64,774

FINLAND — 0.1%
Nokian Renkaat	1,518	49,617
Stora Enso, Cl R	1,304	13,808
UPM-Kymmene	349	6,352

		69,777

FRANCE — 1.2%
Casino Guichard Perrachon	1,931	171,290
Cie Generale des Etablissements Michelin	1,572	175,930
Credit Agricole	2,489	38,861

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Lagardere	1,941	$62,441
Orange	377	6,239
Peugeot	348	6,604
Publicis Groupe	576	48,417
Safran	653	47,843
Sanofi	60	6,144
Valeo	1,080	173,777
Vinci	180	11,080

		748,626

GERMANY — 0.1%
Continental	138	32,641
Porsche Automobil Holding	416	39,844

		72,485

HONG KONG — 0.2%
China Mobile	4,000	57,131
China Mobile ADR	600	42,858
Hang Seng Bank	2,300	44,899

		144,888

INDIA — 0.2%
HDFC Bank ADR	600	34,104
Infosys ADR	2,000	61,960

		96,064

IRELAND — 0.3%
Experian	335	6,006
ICON*	400	25,736
Seagate Technology	2,277	133,706
Tyco International	400	15,752

		181,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
ITALY — 0.1%
Mediaset	9,539	$49,420
Pirelli & C.	520	9,021

		58,441

JAPAN — 2.2%
Aisin Seiki	700	32,186
Asahi Kasei	4,000	37,923
Central Japan Railway	100	17,969
Daiwa Securities Group	2,000	16,750
FUJIFILM Holdings	1,900	72,165
Fujitsu	2,000	13,286
Hoya	1,000	38,869
Isuzu Motors	1,900	25,357
ITOCHU	7,300	90,486
Kobe Steel	21,000	38,342
Marubeni	10,300	64,163
Mitsubishi Electric	1,000	13,099
Mitsubishi Materials	10,000	36,349
Mitsubishi UFJ Financial Group	1,800	12,903
Mitsui	4,800	67,558
Mizuho Financial Group	45,300	86,768
Nikon	3,000	42,764
Nippon Telegraph & Telephone	1,100	74,476
Nissin Foods Holdings	300	14,422
Nitori Holdings	200	15,444
NOK	1,800	57,211
NTT DOCOMO	1,000	17,797
Oriental Land	600	40,744
Otsuka Holdings	3,200	101,668
Rohm	600	41,910
Seven & I Holdings	400	17,337

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Shionogi	700	$23,128
Sony ADR	2,000	60,460
Sumitomo	5,300	62,965
Sumitomo Metal Mining	2,000	29,606
Suzuki Motor	1,100	35,769
Taisei	8,000	46,566
Taisho Pharmaceutical Holdings	300	21,106
Toppan Printing	5,000	42,169

		1,409,715

LUXEMBOURG — 0.1%
SES ADR	1,808	63,441

NETHERLANDS — 0.3%
Koninklijke Ahold	4,077	79,197
LyondellBasell Industries, Cl A	1,078	111,595

		190,792

NORWAY — 0.4%
DNB	1,479	26,321
Telenor	2,493	56,384
Yara International	3,242	166,369

		249,074

PERU — 0.2%
Credicorp	700	106,785

PORTUGAL — 0.0%
EDP — Energias de Portugal	6,134	24,602

SINGAPORE — 0.1%
Singapore Telecommunications	13,600	45,532

SPAIN — 0.1%
Banco Santander	1,680	12,744

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Gas Natural	2,674	$65,920

		78,664

SWEDEN — 0.4%
Boliden	563	12,289
Electrolux	418	12,555
Investor, Cl B	1,750	71,442
Nordea Bank	946	12,056
Skanska, Cl B	2,336	52,139
Telefonaktiebolaget LM Ericsson, Cl B	368	4,039
TeliaSonera	9,737	60,759

		225,279

SWITZERLAND — 0.3%
Cie Financiere Richemont	143	12,822
Roche Holding	163	47,068
Swiss Life Holding	210	50,128
Swiss Re	777	69,209

		179,227

UNITED KINGDOM — 2.7%
3i Group	7,051	54,819
AstraZeneca	1,209	83,446
British American Tobacco	756	41,689
British Land‡	5,399	68,993
British Sky Broadcasting Group	4,179	69,087
Cobham	7,350	33,508
Daily Mail & General Trust, Cl A	2,705	37,286
Delphi Automotive	1,500	124,500
Ensco, Cl A	3,500	95,480
GKN	4,991	26,914
HSBC Holdings	1,246	12,396

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
IMI	971	$18,661
InterContinental Hotels Group	87	3,745
Kingfisher	12,721	68,597
Ladbrokes	36,789	57,939
Land Securities Group‡	1,606	30,790
Man Group	2,254	6,671
Marks & Spencer Group	7,309	62,099
Next	712	80,329
Noble	8,100	140,211
Old Mutual	1,158	4,175
Persimmon	6,655	173,661
Reckitt Benckiser Group	432	38,633
Segro‡	4,241	27,927
Shire	227	18,590
Tate & Lyle	16,441	150,537
Unilever	1,451	63,834
United Utilities Group	3,037	45,266
Vodafone Group	14,671	51,919
William Hill	2,260	12,530

		1,704,232

TOTAL FOREIGN COMMON STOCK (Cost $8,351,467)		8,609,060

REGISTERED INVESTMENT COMPANIES — 0.8%
Exchange Traded Funds — 0.8%
MSCI Korea TRN Index	762	46,916
MSCI Korea TRN Index UCITS ETF	2,120	131,837
MSCI Taiwan Index	1,419	33,215
MSCI Taiwan Index UCITS ETF	6,260	149,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
Exchange Traded Funds — continued
SPDR S&P 500 ETF Trust	815	$169,944

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $522,329)		531,088

SHORT-TERM INVESTMENT — 48.9%
SEI Daily Income Trust Government Fund Cl A, 0.020% (A) (Cost $31,063,275)	31,063,275	31,063,275

TOTAL INVESTMENTS — 87.0% (Cost $54,773,235)		$55,220,187

SCHEDULE OF SECURITIES SOLD SHORT
FOREIGN COMMON STOCK — (2.2)%
CANADA — (0.4)%
Barrick Gold	(1,700)	(22,134)
Domtar	(5,064)	(218,866)
Thomson Reuters	(1,000)	(41,060)

		(282,060)

GERMANY — (0.1)%
Deutsche Bank	(1,500)	(48,150)

HONG KONG — (0.2)%
Michael Kors Holdings*	(2,100)	(129,906)

IRELAND — (0.2)%
Actavis*	(200)	(56,572)
Pentair	(1,600)	(99,440)

		(156,012)

ISRAEL — (0.2)%
Stratasys*	(3,200)	(119,840)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — (0.1)%
Tenaris ADR	(1,800)	$(55,350)

MEXICO — (0.2)%
Cemex ADR*	(12,800)	(123,136)

PANAMA — (0.5)%
Copa Holdings, Cl A	(2,600)	(288,314)

SOUTH AFRICA — (0.0)%
AngloGold Ashanti ADR	(2,700)	(30,591)

SPAIN — (0.1)%
Banco Santander ADR	(7,900)	(59,408)

SWEDEN — (0.0)%
Telefonaktiebolaget LM Ericsson ADR	(1,300)	(14,196)

UNITED KINGDOM — (0.2)%
HSBC Holdings ADR	(2,000)	(99,260)

TOTAL FOREIGN COMMON STOCK (Proceeds $1,541,992)		(1,406,223)

COMMON STOCK — (16.4)%
UNITED STATES — (16.4)%
Consumer Discretionary — (4.3)%
Aramark	(1,300)	(39,949)
AutoZone*	(100)	(67,266)
Coach	(6,500)	(248,365)
Conn’s*	(2,500)	(69,925)
Deckers Outdoor*	(1,800)	(133,200)
Expedia	(700)	(65,961)
Guess?	(3,600)	(65,916)
Hilton Worldwide Holdings*	(2,000)	(57,920)
KB Home	(4,500)	(65,205)
Mattel	(5,700)	(160,512)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary — continued
Netflix*	(300)	$(166,950)
NIKE, Cl B	(100)	(9,884)
O’Reilly Automotive*	(100)	(21,783)
Panera Bread, Cl A*	(1,600)	(291,968)
Ralph Lauren, Cl A	(1,100)	(146,751)
Ryland Group	(2,800)	(115,416)
Six Flags Entertainment	(656)	(30,845)
Tesla Motors*	(1,300)	(293,865)
Tractor Supply	(300)	(25,818)
Tribune Media, Cl A*	(500)	(28,035)
Under Armour, Cl A*	(1,400)	(108,570)
VF	(600)	(43,458)
Viacom, Cl B	(1,200)	(83,340)
Walt Disney	(2,700)	(293,544)

		(2,634,446)

Consumer Staples — (0.4)%
Bunge	(300)	(25,911)
Energizer Holdings	(600)	(81,972)
Nu Skin Enterprises, Cl A	(600)	(33,930)
Philip Morris International	(1,200)	(100,164)

		(241,977)

Energy — (1.3)%
Bonanza Creek Energy*	(1,100)	(30,316)
Chevron	(200)	(22,212)
Diamond Offshore Drilling	(4,100)	(137,227)
Gulfport Energy*	(3,900)	(190,866)
Laredo Petroleum*	(9,800)	(154,840)
Matador Resources*	(1,100)	(30,492)
QEP Resources	(3,000)	(67,500)
Rice Energy*	(1,200)	(29,556)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Energy — continued
Rosetta Resources*	(4,600)	$(105,018)
SM Energy	(1,300)	(75,361)

		(843,388)

Financials — (3.2)%
Aflac	(3,200)	(201,728)
Ally Financial*	(6,300)	(137,907)
American Express	(2,300)	(178,135)
American Realty Capital Properties‡	(19,500)	(176,085)
Bank of America	(8,900)	(141,777)
Blackstone Mortgage Trust, Cl A‡	(2,900)	(89,117)
Douglas Emmett‡	(2,300)	(65,550)
Eaton Vance	(600)	(24,648)
Extra Space Storage‡	(1,400)	(92,302)
Fifth Third Bancorp	(3,300)	(66,000)
Goldman Sachs Group	(1,000)	(196,420)
Investors Bancorp	(16,600)	(196,544)
Leucadia National	(1,400)	(33,278)
Loews	(1,000)	(41,640)
LPL Financial Holdings	(700)	(28,329)
McGraw Hill Financial	(900)	(93,870)
MSCI, Cl A	(500)	(30,595)
PNC Financial Services Group	(800)	(73,384)
Regions Financial	(12,100)	(118,943)
SunTrust Banks	(800)	(33,200)
Waddell & Reed Financial, Cl A	(500)	(24,660)

		(2,044,112)

Health Care — (1.5)%
Advaxis*	(500)	(8,405)
Allscripts Healthcare Solutions*	(9,700)	(129,010)
Bluebird Bio*	(100)	(13,319)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Boston Scientific*	(600)	$(10,692)
Bristol-Myers Squibb	(300)	(19,119)
Celldex Therapeutics*	(300)	(7,200)
Cempra*	(300)	(9,447)
Charles River Laboratories International*	(400)	(27,664)
Cooper	(200)	(35,614)
DaVita HealthCare Partners*	(1,000)	(81,100)
Dyax*	(400)	(9,564)
Esperion Therapeutics*	(100)	(9,513)
Horizon Pharma*	(700)	(19,684)
Humana	(1,000)	(165,600)
IDEXX Laboratories*	(300)	(37,611)
Laboratory Corp of America Holdings*	(700)	(83,692)
Medicines*	(1,300)	(33,293)
OvaScience*	(400)	(9,898)
Pfizer	(3,600)	(122,148)
Veeva Systems, Cl A*	(700)	(18,585)
Wright Medical Group*	(6,300)	(159,831)
ZIOPHARM Oncology*	(1,200)	(10,572)

		(1,021,561)

Industrials — (2.0)%
AGCO	(700)	(36,057)
AO Smith	(200)	(12,780)
Colfax*	(2,900)	(143,811)
Hertz Global Holdings*	(2,200)	(45,848)
IHS, Cl A*	(200)	(25,094)
Jacobs Engineering Group*	(1,700)	(72,862)
JetBlue Airways*	(5,300)	(108,809)
Lennox International	(500)	(52,980)
MSC Industrial Direct, Cl A	(1,400)	(99,484)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials — continued
Oshkosh	(1,500)	$(80,760)
Owens Corning	(1,100)	(42,526)
Precision Castparts	(200)	(41,338)
Quanta Services*	(1,500)	(43,365)
Rockwell Collins	(100)	(9,733)
SolarCity*	(3,500)	(210,175)
SPX	(600)	(46,200)
TASER International*	(2,600)	(78,494)
Trinity Industries	(1,400)	(37,926)
XPO Logistics*	(1,000)	(48,500)

		(1,236,742)

Information Technology — (2.8)%
Akamai Technologies*	(1,600)	(118,048)
Applied Materials	(1,800)	(35,622)
Brocade Communications Systems	(4,600)	(51,980)
Cree*	(4,000)	(126,720)
Equinix‡	(400)	(102,372)
Finisar*	(1,800)	(36,594)
FireEye*	(6,200)	(256,060)
First Solar*	(400)	(23,868)
Ingram Micro, Cl A*	(3,900)	(98,124)
International Business Machines	(1,700)	(291,193)
Juniper Networks	(7,500)	(198,225)
QUALCOMM	(1,000)	(68,000)
Teradata*	(1,200)	(52,788)
Total System Services	(800)	(31,648)
VMware, Cl A*	(400)	(35,240)
Western Union	(1,000)	(20,280)
Xilinx	(2,000)	(86,720)
Yelp, Cl A*	(2,100)	(82,719)

		(1,716,201)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Materials — (0.7)%
Albemarle	(3,500)	$(208,950)
FMC	(2,200)	(130,482)
Greif, Cl A	(800)	(32,608)
Louisiana-Pacific*	(5,700)	(86,868)
Owens-Illinois*	(600)	(14,346)

		(473,254)

Telecommunication Services — (0.0)%
Sprint*	(3,400)	(17,442)

Utilities — (0.2)%
AGL Resources	(1,900)	(95,513)
Alliant Energy	(500)	(30,235)
American Water Works	(700)	(38,164)
TerraForm Power, Cl A	(800)	(31,624)

		(195,536)

TOTAL COMMON STOCK (Proceeds $10,167,009)		(10,424,659)

SECURITIES SOLD SHORT — (18.6)% (Proceeds $11,709,001)		$(11,830,882)

WRITTEN OPTIONS — (0.9)%
	Contracts	Value
U.S. 5YR Future Option, Expires 5/16/2015, Strike Price $120.25*	(52)	(6,906)
U.S. 5YR Future Option, Expires 5/16/2015, Strike Price $120.50*	(88)	(18,563)
U.S. 5YR Future Option, Expires 5/16/2015, Strike Price $120.75*	(52)	(16,250)
U.S. Bond Future Option, Expires 5/16/2015, Strike Price $162.00*	(63)	(205,734)
U.S. Bond Future Option, Expires 5/16/2015, Strike Price $160.00*	(53)	(108,485)
U.S. Bond Future Option, Expires 5/16/2015, Strike Price $161.00*	(33)	(86,109)
U.S. Bond Future Option, Expires 5/16/2015, Strike Price $162.00*	(1)	(859)
U.S. Bond Future Option, Expires 5/16/2015, Strike Price $158.00*	(13)	(36,360)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

WRITTEN OPTIONS — continued
	Contracts	Value
U.S. Bond Future Option, Expires 5/16/2015, Strike Price $159.00*	(40)	$(63,125)

TOTAL WRITTEN OPTIONS — (0.9)% (Proceeds $494,564)		$(542,391)

Percentages are based on Net Assets of $63,488,486.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2015.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

Cl — Class

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

JSE — Johannesburg Stock Exchange

KOSPI — Korean Stock Exchange

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Tresor

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPDR — Standard & Poor’s Depositary Receipts

SPI — Swiss Performance Index

TAIEX — Taiwan Stock Exchange

TSE — Tokyo Stock Exchange

UCITS — Undertaking for the Collective Investment of Transferable Securities

VIX — Volatility Index

WTI — West Texas Intermediate

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

The open futures contracts held by the Fund at April 30, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	21	Dec-2015	$3,088
3-Month Euro EURIBOR	21	Jun-2016	1,504
3-Month Euro EURIBOR	21	Mar-2016	2,061
3-Month Euro EURIBOR	21	Sep-2016	(2,036)
90-Day Bank Bill	6	Dec-2015	(65)
90-Day Bank Bill	6	Jun-2016	(1,179)
90-Day Bank Bill	6	Mar-2016	1,061
90-Day Bank Bill	6	Sep-2016	(187)
90-Day Euro$	21	Dec-2015	7,458
90-Day Euro$	20	Jun-2016	4,922
90-Day Euro$	19	Mar-2016	5,059
90-Day Euro$	21	Sep-2016	(1,767)
90-Day GBP Libor	18	Dec-2015	(171)
90-Day GBP Libor	8	Jun-2016	(1,993)
90-Day GBP Libor	14	Mar-2016	(338)
90-Day Sterling	20	Sep-2016	(1,703)
Amsterdam Index	23	May-2015	(92,926)
Australian 10-Year Bond	(13)	Jun-2015	14,597
Australian 10-Year Bond	102	Jun-2015	(85,172)
Australian 3-Year Bond	13	Jun-2015	(7,899)
Australian Currency	(36)	Jun-2015	(55,923)
Bank Acceptance	12	Sep-2016	(1,479)
Bovespa Index	(49)	Jun-2015	(26,722)
Brent Crude Penultimate	(2)	May-2015	(16,563)
British Currency	(56)	Jun-2015	(124,913)
CAC40 10 Euro	50	May-2015	(83,803)
Canadian 10-Year Bond	21	Jun-2015	(52,464)
Canadian Bank Acceptance	12	Dec-2015	5,241
Canadian Bank Acceptance	12	Jun-2016	(3,085)
Canadian Bank Acceptance	11	Mar-2016	(623)
Canadian Currency	(8)	Jun-2015	(8,229)
CBOE VIX Future	(18)	Jun-2015	(1,810)
Corn	(2)	Dec-2015	1,907
Corn	(37)	Jul-2015	24,394
Cotton No. 2	1	Jul-2015	757
Dax Index	2	Jun-2015	(9,236)
DJIA MINI	10	Jun-2015	(7,655)
Euro Currency	11	Jun-2015	(9,377)
Euro STOXX	157	Jun-2015	(88,926)
Euro-Bobl	12	Jun-2015	(8,739)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-BTP	14	Jun-2015	$(11,769)
Euro-Bund	1	Jun-2015	(11,713)
Euro-Buxl 30 Year Bond	1	Jun-2015	(8,583)
Euro-Oat	11	Jun-2015	(28,471)
Euro-Oat	(11)	Jun-2015	41,892
FTSE 100 Index	19	Jun-2015	1,963
FTSE China A50	54	May-2015	(13,133)
FTSE/JSE Top 40 Index	(28)	Jun-2015	(46,095)
FTSE/MIB	14	Jun-2015	(31,800)
Gold	3	Jun-2015	(7,821)
Hang Seng Index	7	May-2015	(7,228)
H-shares Index	3	May-2015	(2,029)
Japanese 10-Year Bond	3	Jun-2015	4,191
Japanese Currency	10	Jun-2015	(16,675)
KOSPI 200 Index	(9)	Jun-2015	(33,483)
LME Aluminum	4	Jun-2015	6,549
LME Copper	5	Jul-2015	14,026
LME Tin	(1)	Jun-2015	8,922
LME Zinc	3	Jun-2015	8,915
Long Gilt 10-Year Bond	25	Jun-2015	(78,087)
Low Sulfur Gasoline	(1)	Jun-2015	(1,227)
Mexican Peso	(7)	Jun-2015	(903)
MSCI Sing Index	8	May-2015	39
MSCI Taiwan Index	(3)	May-2015	1,613
NASDAQ 100 E-MINI	24	Jun-2015	(2,032)
Natural Gas	(13)	Jun-2015	(17,190)
New Zealand Future	15	Jun-2015	612
Nikkei 225 Index	14	Jun-2015	(47,282)
NY Harbor	1	Jun-2015	3,673
NYMEX Cocoa	(1)	Jul-2015	(1,142)
NYMEX Coffee	(5)	Jul-2015	3,233
OMX Index	96	May-2015	(74,650)
Platinum	(1)	Jul-2015	703
RBOB Gasoline	3	Jun-2015	10,287
Russell 2000 Index E-MINI	14	Jun-2015	(24,537)
S&P 500 Index EMINI	20	Jun-2015	(4,431)
S&P Mid 400 Index E-MINI	5	Jun-2015	(9,079)
S&P TSE 60 Index	7	Jun-2015	(846)
SGX S&P CNX Nifty Index	(72)	May-2015	5,357
Silver	2	Jul-2015	(2,759)
Soybean	7	Jul-2015	1,605

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Soybean	(1)	Nov-2015	$672
Soybean Meal	11	Jul-2015	1,959
Soybean Oil	16	Jul-2015	(2,128)
SPI 200 Index	7	Jun-2015	(22,670)
Sugar	(32)	Sep-2015	(11,203)
TAIEX	(18)	May-2015	13,653
Topix Index	24	Jun-2015	92,174
U.S. 10-Year Treasury Bond	(87)	Jun-2015	41,780
U.S. 2-Year Treasury Note	9	Jul-2015	4,002
U.S. 5-Year Treasury Note	112	Jul-2015	(39,406)
U.S. Treasury 10 Year Note	71	Jun-2015	(51,413)
Wheat	(20)	Jul-2015	16,118
Wheat	(1)	Dec-2015	635
WTI Crude	(4)	Jun-2015	(22,939)
Yen Nikkei	(6)	Jun-2015	7,948

			$(963,137)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $54,773,235)	$55,220,187
Receivable from Prime Broker	21,018,175
Receivable for Investment Securities Sold	8,071,972
Variation Margin Receivable	314,993
Foreign Currency, at Value (Cost $41,443)	41,724
Deferred Offering Costs (Note 2)	37,284
Dividend and Interest Receivable	8,693
Reclaim Receivable	3,100
Other Prepaid Expenses	11,905

Total Assets	84,728,033

Liabilities:
Securities Sold Short, at Value (Proceeds $11,709,001)	11,830,882
Written Options, at Value (Premiums Received $494,564)	542,391
Payable for Investment Securities Purchased	8,154,187
Variation Margin Payable	501,475
Payable for Capital Shares Redeemed	77,907
Payable due to Adviser	64,458
Payable due to Administrator	18,493
Chief Compliance Officer Fees Payable	15,607
Shareholder Servicing Fees Payable	178
Distribution Fees Payable	472
Payable due to Trustees	4,785
Other Accrued Expenses	28,712

Total Liabilities	21,239,547

Net Assets	$63,488,486

Net Assets Consist of:
Paid-in Capital	$59,221,969
Accumulated Net Investment Loss	(627,204)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	5,579,735
Net Unrealized Appreciation on Investments and Securities Sold Short	325,071
Net Unrealized Depreciation on Options Contracts	(47,827)
Net Unrealized Depreciation on Futures Contracts	(963,137)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(121)

Net Assets	$63,488,486

Institutional Class Shares:
Net Assets	$61,085,525
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,603,111
Net Asset Value, Offering and Redemption Price Per Share	$10.90

Investor Class Shares:
Net Assets	$2,402,961
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	220,954
Net Asset Value, Offering and Redemption Price Per Share	$10.88

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$246,865
Less: Foreign Taxes Withheld	(8,462)

Total Investment Income	238,403

Expenses:
Investment Advisory Fees	483,583
Administration Fees	111,576
Trustees’ Fees	10,826
Chief Compliance Officer Fees	9,607
Distribution Fees, Investor Class Shares	735
Shareholder Serving Fees, Investor Class Shares	294
Dividend and Interest Expense on Securities Sold Short (Note 2)	95,686
Offering Costs (Note 2)	78,471
Custodian Fees	55,399
Transfer Agent Fees	35,656
Legal Fees	33,404
Audit Fees	17,565
Registration and Filing Fees	7,631
Other Expenses	22,615

Total Expenses	963,048

Less:
Waiver of Investment Advisory Fees	(176,309)

Net Expenses	786,739

Net Investment Loss	(548,336)

Net Realized Gain (Loss) on:
Investments	924,494
Securities Sold Short	338,177
Futures Contracts	3,626,444
Swap Contracts	182,233
Written Options	1,032,033
Foreign Currency Transactions	(20,479)

Net Realized Gain	6,082,902

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	295,421
Securities Sold Short	(147,035)
Futures Contracts	(1,312,928)
Swap Contracts	(92,667)
Written Options	(63,326)
Foreign Currency Translation	(7,655)

Net Change in Unrealized Appreciation (Depreciation)	(1,328,190)

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	4,754,712

Net Increase in Net Assets Resulting from Operations	$4,206,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014(1)
Operations:
Net Investment Loss	$(548,336)	$(270,330)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions	6,082,902	(311,705)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions	(1,328,190)	642,176

Net Increase in Net Assets Resulting from Operations	4,206,376	60,141

Capital Share Transactions:
Institutional Class Shares
Issued	7,570,114	50,060,095
Redeemed	(880,311)	—

Net Institutional Class Shares Transactions	6,689,803	50,060,095

Investor Class Shares
Issued	2,590,289	10,095
Redeemed	(128,313)	—

Net Investor Class Shares Transactions	2,461,976	10,095

Net Increase in Net Assets from Capital Share Transactions	9,151,779	50,070,190

Total Increase in Net Assets	13,358,155	50,130,331

Net Assets:
Beginning of Period	50,130,331	—

End of Period (including Accumulated Net Investment Loss of $627,204 and $78,868, respectively)	$63,488,486	$50,130,331

Shares Transactions:
Institutional Class Shares
Issued	674,923	5,006,105
Redeemed	(77,917)	—

Total Institutional Class Shares Transactions	597,006	5,006,105

Investor Class Shares
Issued	231,579	1,010
Redeemed	(11,635)	—

Total Investor Class Shares Transactions	219,944	1,010

Net Increase in Shares Outstanding from Share Transactions	816,950	5,007,115

(1)	The Fund commenced operations on July 25, 2014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout The Period

	Institutional Class Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Period	$10.01		$10.00

Income (Loss) from Investment Operations:
Net Investment Gain (Loss)*	(0.11)		(0.05)
Net Realized and Unrealized Gain	1.00		0.06

Total from Investment Operations	0.89		0.01

Total Distributions	—		—

Net Asset Value, End of Period	$10.90		$10.01

Total Return†	8.89%		0.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$61,086		$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	2.84	%††	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.48	%††	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(1.98	)%††	(2.10	)%††
Portfolio Turnover Rate	81	%‡	140	%‡

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends on short sales, the ratio of expenses to average net assets would have been 2.50%.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Date & Ratios For a Share Outstanding Throughout The Period

	Investor Class Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.14)		(0.06)
Net Realized and Unrealized Gain	1.02		0.06

Total from Investment Operations	0.88		—

Total Distributions	—		—

Net Asset Value, End of Period	$10.88		$10.00

Total Return†	8.80%		0.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,403		$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.25	%††	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.84	%††	66.30	%††
Ratio of Net Investment Income to Average Net Assets	(2.53	)%††	(2.44	)%††
Portfolio Turnover Rate	81	%‡	140	%‡

*	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends on short sales, the ratio of expenses to average net assets would have been 3.01%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Rothschild Larch Lane Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Rothschild Larch Lane Management Company LLC serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Fund’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

There were no securities in the Fund valued in accordance with fair value procedures as of April 30, 2015.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,016,764	$—	$—	$15,016,764
Foreign Common Stock	8,609,060	—	—	8,609,060
Registered Investment Companies	531,088	—	—	531,088
Short-Term Investment	31,063,275	—	—	31,063,275

Total Investments in Securities	$55,220,187	$—	$—	$55,220,187

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

Liabilities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(1,406,223)	$—	$—	$(1,406,223)
Common Stock	(10,424,659)	—	—	(10,424,659)

Total Securities Sold Short	$(11,830,882)	$—	$—	$(11,830,882)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(542,391)	$—	$—	$(542,391)
Futures Contracts*
Appreciation	364,570	—	—	364,570
Depreciation	(1,327,707)	—	—	(1,327,707)

Total Other Financial Instruments	$(1,505,528)	$—	$—	$(1,505,528)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2015, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2015 the Fund did not hold any level 3 securities.

For the period ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2015. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2015, if applicable.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of April 30, 2015, as disclosed in the Fund’s Schedule of Investments. Refer to Note 3 for a summary of written option transactions for the period ended April 30, 2015.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds short positions. As of April 30, 2015, the Fund had open short positions.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of April 30, 2015, the Fund did not have any open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund’s in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2015, the remaining amount still to be amortized for the fund was $37,284.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2015, was as follows:

	Asset Derivatives April 30, 2015 Statement of Assets and Liability Location	Fair Value		Liability Derivatives April 30, 2015 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$66,596	*	Net Assets — Unrealized depreciation on futures contracts	$467,567	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	126,420	*	Net Assets — Unrealized depreciation on futures contracts	453,644	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	41,719
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	70,872	*	Net Assets — Unrealized depreciation on futures contracts	329,642	*
	Purchased options contracts, at Value	—		Written options contracts, at Value	500,672
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	100,682	*	Net Assets — Unrealized depreciation on futures contracts	76,854	*

Total Derivatives not accounted for as hedging instruments		$364,570			$1,870,098

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2015, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Written Options	Total
Foreign exchange contracts	$998,616	$—	$—	$998,616
Equity contracts	1,765,979	182,233	146,217	2,094,429
Interest rate contracts	860,292	—	885,816	1,746,108
Commodity contracts	1,557	—	—	1,557

Total	$3,626,444	$182,233	$1,032,033	$4,840,710

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Swap Contracts	Written Options	Total
Foreign exchange contracts	$(481,162)	$—	$—	$(481,162)
Equity contracts	(551,403)	(92,667)	(14,571)	(658,641)
Interest rate contracts	(311,423)	—	(48,755)	(360,178)
Commodity contracts	31,060	—	—	31,060

Total	$(1,312,928)	$(92,667)	$(63,326)	$(1,468,921)

Written option transactions entered into during the period ended April 30, 2015 are summarized as follows:

	Number of Contracts	Premium
Balance as of November 1, 2014	178	$248,208
Written	1,150	1,467,949
Expired	(47)	(97,852)
Closing buys	(886)	(1,123,741)

Balance as of April 30, 2015	395	$494,564

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria:

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
APRIL 30, 2015

the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of April 30, 2015, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $111,576 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to

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other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Rothschild Larch Lane Management Company (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2016 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating

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expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016. As of April 30, 2015, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $135,556 expiring in 2017 and $176,309 expiring in 2018.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of April 30, 2015, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Funds:

Investment Sub-Advisers

Ellington Management Group, L.L.C.

Karya Capital Management LP

Mizuho Alternative Investments, LLC

Winton Capital Management Limited

8. Investment Transactions:

For the period ended April 30, 2015, the Fund made purchases of $9,439,258 and sales of $9,746,264 in investment securities other than long-term U.S. Government, short-term securities, short sales and purchases to cover. There were no purchases or sales of long term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

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As of October 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(4,623)
CY Late-Year Loss Deferral	(236,610)
Unrealized Appreciation	455,056
Other Temporary Differences	(153,682)

Total Accumulated Losses	$60,141

For Federal income tax purposes, the Fund may carry forward net short term capital loss of $4,623 to offset future capital gains, which are not subject to expiration.

Qualified late year losses are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended October 31, 2014, the Fund incurred and elected to defer qualified late year losses in the amount of $236,610.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency, written options and futures) by the Fund at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$54,773,235	$1,141,451	$(694,499)	$446,952

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$(11,709,001)	$340,300	$(462,181)	$(121,881)

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV and ability to meet its investment objective.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity-linked derivatives may be more volatile and less liquid than direct investments in the underlying

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
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commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

TAX RISK — The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

11. Other:

At April 30, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Rothschild Larch Lane Alternatives Fund, Institutional Class Shares	4	93%
Rothschild Larch Lane Alternatives Fund, Investor Class Shares	1	89%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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12. New Accounting Pronouncement:

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820) — Disclosures for Investments in Certain Entities Th at Calculate Net Asset Value per Share (or Its Equivalent) (“ASU No. 2015-07”). ASU No. 2015-07 removes the requirement to include investments in the fair value hierarchy for which the fair value is measured at NAV using the practical expedient under “Fair Value Measurements and Disclosures (Topic 820).” ASU No. 2015-07 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, however, early adoption is permitted. ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the year of adoption. Management is currently assessing the potential impact that this guidance will have on the consolidated financial statements.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Rothschild Larch Lane Alternatives Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,088.90	2.84%	$14.72
Hypothetical 5% Return	1,000.00	1,010.70	2.84	14.17

Rothschild Larch Lane Alternatives Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,088.00	3.25%	$16.82
Hypothetical 5% Return	1,000.00	1,008.68	3.25	16.18

*	Expenses are equal to the Funds’ annualized expense ratio, (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown.)

Rothschild Larch Lane Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-RLL-FUND

Investment Adviser:

Rothschild Larch Lane Management Company LLC

800 Westchester Ave., S-528

Rye Brook, NY 10573

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015